Business Combination (Details)	6 Months Ended
Dec. 31, 2022 USD ($)
Business Combination (Details) [Line Items]
Purchase consideration amount (in Dollars)	$ 19,948,542
Allocated goodwill amount (in Dollars)	$ 11,223,456
Zhongrun [Member]
Business Combination (Details) [Line Items]
Ownership percentage	75.00%
Youyou [Member]
Business Combination (Details) [Line Items]
Ownership percentage	60.00%
Chuangying [Member]
Business Combination (Details) [Line Items]
Ownership percentage	100.00%